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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21331

Evergreen Managed Income Fund

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: October 31, 2006

Date of reporting period: April 30, 2006

Item 1 - Reports to Stockholders.

Evergreen Managed Income Fund

Evergreen

MANAGED INCOME FUND

Semiannual Report
as of April 30, 2006

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
29	ADDITIONAL INFORMATION
30	AUTOMATIC DIVIDEND REINVESTMENT PLAN
32	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro

President and
Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Managed Income Fund, which covers the six-month period ended April 30, 2006.

Yield-oriented investors encountered a variety of opportunities and challenges in both domestic and foreign fixed-income markets over the past six months. Monetary authorities pushed interest rates higher in the U.S. and Europe, while Japan announced an end to its accommodative monetary policy. The U.S. Federal Reserve Board was much farther along in its campaign to raise short-term rates, having hiked the target for its federal funds rate a total of 15 consecutive times, each time by 25 basis points. Elsewhere, slower rates of recovery allowed central banks more time in balancing the risk of inflation against the danger of short-circuiting the growth cycle. The monetary pressure exerted by banking authorities contributed to a difficult environment for government and higher-quality securities, but solid fundamentals underpinned high-yield and emerging-market debt securities. The experience over the six months demonstrated, once again, the importance of asset allocation and diversification both among and within asset classes.

While many observers debated whether or not short-term volatility might be a precursor of a weakening economy, Evergreen’s Investment Strategy Committee analyzed a variety of signals pointing to a

LETTER TO SHAREHOLDERS continued

healthy economy. These included the persistence of personal consumption and an increase in corporate capital investment. Evergreen’s Investment Strategy Committee concluded that while consumer spending might slow from recent, unusually high levels, rising business investment could lead to a period of more sustainable, less-inflationary, economic expansion. We believed that economic fundamentals were solid and our portfolio teams based many of their investment decisions on these positive macro-economic signals.

Throughout the six-month period, the managers of Evergreen Managed Income Fund maintained a shorter duration within the government and high quality corporate sectors, and placed an emphasis on mortgage-backed securities. In the domestic high-yield market, they maintained a focus on finding higher quality issuers with an ability to generate an above-average income stream, as they believed lower-quality securities offered little compensation for their added credit risks. Outside the United States, they overweighted smaller markets such as Canada, Australia, New Zealand, South Africa, Mexico, Singapore and Korea.

As always, we continue to encourage investors to maintain well diversified strategies, including

LETTER TO SHAREHOLDERS continued

exposure to yield, within their long term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access details about daily fund prices, yields, dividend rates and fund facts about Evergreen closed-end funds. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund broker-dealer or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
	(unaudited)	2005	2004	2003[1]

Net asset value, beginning of period	$18.91	$ 20.19	$19.38	$ 19.10[2]

Income from investment operations
Net investment income (loss)	0.79[3]	1.49[3]	1.62[3]	0.38
Net realized and unrealized gains or losses on investments	0.08	(1.06)	0.94	0.46
Distributions to preferred shareholders from[4]
Net investment income	(0.20)	(0.28)	(0.13)	(0.02)
Net realized gain	0	0[5]	0	0

Total from investment operations	0.67	0.15	2.43	0.82

Distributions to common shareholders from
Net investment income	(0.74)	(1.43)	(1.62)	(0.39)
Net realized gain	(0.02)	0	0	0

Total distribution to common shareholders	(0.76)	(1.43)	(1.62)	(0.39)

Offering costs charged to capital for
Common shares	0	0	0	(0.04)
Preferred shares	0	0[5]	0	(0.11)

Total offering costs	0	0	0	(0.15)

Net asset value, end of period	$18.82	$ 18.91	$20.19	$ 19.38

Market value, end of period	$16.18	$ 16.42	$18.49	$ 18.15

Total return[6]
Based on market value	3.13%	(3.77%)	11.23%	(7.35%)

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$ 791,681	$ 795,244	$ 849,127	$ 814,948
Liquidation value of preferred shares, end of period (thousands)	$ 400,376	$ 400,309	$ 400,165	$ 400,098
Asset coverage ratio, end of period	297%	299%	312%	304%
Ratios to average net assets applicable to common shareholders
Expenses including waivers/reimbursements but excluding expense reductions	1.13%[7]	1.11%	1.12%	0.95%[7]
Expenses excluding waivers/reimbursements and expense reductions	1.13%[7]	1.11%	1.12%	0.95%[7]
Net investment income (loss)[8]	6.24%[7]	6.08%	6.99%	5.13%[7]
Portfolio turnover rate	32%	80%	78%	8%

1 For the period from June 25, 2003 (commencement of operations), to October 31, 2003.

2 Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Distributions to preferred shareholders per common share are based on average common shares outstanding during the period.

5 Amount represents less than $0.005 per share.

6 Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

7 Annualized

8 The net investment income (loss) ratio reflects income and realized gain distributions paid to preferred shareholders.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)

		Principal
		Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 6.7%
FIXED-RATE 0.3%
FNMA, Ser. 2001-25, Class Z, 6.00%, 06/25/2031		$ 2,010,942	$1,998,877

FLOATING-RATE 6.4%
FHLMC:
Ser. 196, Class A, 5.74%, 12/15/2021		288,798	290,415
Ser. 1500, Class FD, 4.48%, 05/15/2023		6,871,837	6,899,668
Ser. 2247, Class FC, 5.50%, 08/15/2030		1,433,933	1,442,622
Ser. 2390, Class FD, 5.35%, 12/15/2031		235,489	237,890
Ser. 2411, Class F, 5.45%, 02/15/2032		279,906	282,905
Ser. 2567, Class FH, 5.30%, 02/15/2033		713,521	715,790
Ser. T-62, Class 1A1, 4.95%, 10/25/2044		3,725,560	3,767,398
FNMA:
Ser. 2000-45, Class F, 5.41%, 12/25/2030		1,301,611	1,303,550
Ser. 2001-24, Class FC, 5.56%, 04/25/2031		455,678	458,585
Ser. 2001-35, Class F, 5.56%, 07/25/2031		97,927	99,792
Ser. 2001-37, Class F, 5.46%, 08/25/2031		509,466	511,927
Ser. 2001-57, Class F, 5.46%, 06/25/2031		98,591	100,113
Ser. 2001-62, Class FC, 5.61%, 11/25/2031		1,295,968	1,322,575
Ser. 2002-77:
Class FH, 5.31%, 12/18/2032		568,594	574,243
Class FV, 5.41%, 12/18/2032		1,926,936	1,954,178
Ser. 2002-95, Class FK, 5.46%, 01/25/2033		5,881,160	5,992,079
Ser. 2002-97, Class FR, 5.51%, 01/25/2033		204,701	206,765
Ser. 2003-W6, Class F, 5.31%, 09/25/2042		6,587,273	6,657,229
Ser. 2003-W8, Class 3F2, 5.31%, 05/25/2042		1,109,055	1,111,307
Ser. 2005-W4, Class 3A, 5.08%, 06/25/2035		11,110,571	11,281,981
Ser. G92-53, Class FA, 5.72%, 09/25/2022		2,669,046	2,717,438
GNMA, Ser. 1997-13, Class F, 5.44%, 09/16/2027		2,607,230	2,627,244

			50,555,694

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $52,490,658)			52,554,571

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES	28.4%
FIXED-RATE 2.9%
FNMA:
6.00%, 04/01/2033		798,972	793,603
6.50%, 11/01/2032		942,351	956,448
6.50%, TBA #		11,235,000	11,428,107
7.00%, 09/01/2031 - 08/01/2032		3,030,802	3,132,029
7.35%, 02/01/2012		704,653	712,721
7.50%, 07/01/2017 - 07/01/2032		853,786	891,252
8.00%, 06/01/2030		277,937	295,850
GNMA:
6.50%, 06/15/2028		159,292	165,330
9.50%, 12/15/2009 - 04/15/2011		4,198,414	4,642,615

			23,017,955

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 25.5%
FHLMC:
3.18%, 12/01/2033	$ 14,794,495	$14,950,429
3.40%, 06/01/2033	2,721,202	2,721,766
4.01%, 12/01/2026	182,000	186,046
4.22%, 10/01/2033	461,974	475,224
4.29%, 10/01/2017	7,910	8,102
4.49%, 03/01/2018	319,235	327,755
4.63%, 08/01/2017	45,045	46,205
4.875%, 12/01/2018	98,864	102,372
4.90%, 06/01/2018	142,305	143,216
4.95%, 10/01/2022	236,707	242,565
5.03%, 05/01/2025	100,030	105,451
5.07%, 10/01/2035	6,250,890	6,146,500
5.21%, 01/01/2030	294,615	302,281
5.32%, 06/01/2030	657,149	658,637
5.33%, 05/01/2019	19,072	19,794
5.36%, 06/01/2035	250,329	251,013
5.375%, 10/01/2024	54,678	55,549
5.48%, 07/01/2032	4,163,950	4,166,328
5.51%, 08/01/2032	4,480,787	4,601,449
5.55%, 07/01/2030	254,129	262,893
5.56%, 06/01/2031	1,225,891	1,256,464
5.60%, 06/01/2028	206,209	209,669
5.78%, 06/01/2023	551,112	566,698
5.98%, 09/01/2032	1,771,209	1,833,644
6.02%, 10/01/2033	702,332	730,130
6.06%, 01/01/2027	466,873	476,434
6.10%, 10/01/2030	1,065,507	1,080,722
6.16%, 08/01/2030	1,100,995	1,159,171
6.73%, 09/01/2032	7,573,602	7,879,424
7.22%, 03/01/2031	131,133	133,308
8.50%, 03/01/2030	205,033	220,341
FNMA:
4.00%, 10/01/2029	261,206	261,518
4.15%, 12/01/2009	5,076,237	5,030,246
4.51%, 05/01/2033	3,596,052	3,522,894
4.55%, 03/01/2033	823,185	824,765
4.56%, 08/01/2020	2,581,200	2,550,948
4.64%, 06/01/2033	2,325,161	2,321,348
4.70%, 05/01/2029	8,494,230	8,569,829
4.75%, 12/01/2016	16,825	16,920
4.80%, 08/01/2034	9,367,800	9,351,875
4.81%, 02/01/2035	2,223,592	2,260,726
4.85%, 12/01/2017	1,393,994	1,421,763
4.88%, 04/01/2035	4,389,743	4,374,993
4.92%, 07/01/2020	1,258,236	1,249,341

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.94%, 02/01/2035	$ 2,634,606	$2,657,633
4.98%, 03/01/2033	171,800	170,416
4.99%, 10/01/2033	464,830	457,244
4.99%, 12/01/2031 - 11/01/2035	5,220,303	5,315,431
5.00%, 01/01/2017 - 03/01/2034	3,116,690	3,176,386
5.03%, 03/01/2035	7,538,801	7,811,555
5.09%, 07/01/2044	3,193,605	3,254,730
5.12%, 04/01/2034	2,051,570	2,092,273
5.14%, 09/01/2041	2,257,933	2,280,338
5.15%, 03/01/2034	2,244,477	2,267,842
5.16%, 07/01/2032	2,546,708	2,613,457
5.19%, 01/01/2034	1,151,968	1,163,349
5.29%, 06/01/2040 - 12/01/2040	8,139,415	8,262,303
5.31%, 04/01/2034	5,102,894	5,243,020
5.37%, 10/01/2032	367,288	377,708
5.38%, 04/01/2025 - 06/01/2031	738,484	745,843
5.49%, 07/01/2033	1,803,449	1,860,520
5.75%, 12/01/2034	2,835,286	2,937,187
5.77%, 12/01/2035 (h)	8,971,186	9,241,398
5.85%, 04/01/2031	1,365,106	1,374,362
5.90%, 10/01/2035	7,417,117	7,677,458
5.95%, 02/01/2035	6,346,465	6,561,039
5.99%, 04/01/2034	3,130,906	3,247,783
6.00%, 05/01/2021 - 04/01/2035	7,986,451	7,960,687
6.01%, 02/01/2035	1,036,387	1,080,890
6.02%, 10/01/2034	2,038,147	2,093,748
6.06%, 12/01/2022	45,296	45,825
6.125%, 08/01/2021	34,100	34,007
6.13%, 04/01/2028	1,270,537	1,301,944
6.33%, 11/01/2024	727,977	740,753
6.34%, 01/01/2033	2,142,729	2,161,114
6.55%, 09/01/2024	13,230	13,387
6.82%, 09/01/2032	743,428	771,083
7.10%, 04/01/2033	1,028,017	1,047,003
GNMA:
4.50%, 09/20/2030	752,848	768,477
5.00%, 11/20/2030 - 10/20/2031	2,771,644	2,818,908
5.125%, 10/20/2029 - 11/20/2030	3,673,695	3,739,900
5.25%, 02/20/2029	1,467,307	1,497,138
5.375%, 01/20/2027 - 03/20/2028	758,616	777,659
5.50%, 02/20/2031	937,857	966,856

		201,685,400

Total Agency Mortgage-Backed Pass Through Securities
(cost $226,022,460)		224,703,355

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 0.7%
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	$613,145	$647,806
Ser. 2002-T6, Class A4, 5.16%, 03/25/2041	2,267,099	2,290,881
Ser. 2003-W2, Class 2A8, 5.67%, 07/25/2042	700,000	725,844
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	1,469,327	1,490,574

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $5,254,972)		5,155,105

CORPORATE BONDS 70.9%
CONSUMER DISCRETIONARY 19.9%
Auto Components 2.0%
Accuride Corp., 8.50%, 02/01/2015	3,000,000	2,977,500
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 (p)	3,000,000	3,105,000
Tenneco Automotive, Inc., 8.625%, 11/15/2014 (p)	6,125,000	6,232,187
TRW Automotive, Inc., 11.00%, 02/15/2013	3,000,000	3,330,000

		15,644,687

Automobiles 0.4%
General Motors Corp., 8.375%, 07/15/2033 (p)	4,250,000	3,187,500

Diversified Consumer Services 0.5%
Carriage Services, Inc., 7.875%, 01/15/2015	1,540,000	1,566,950
Service Corporation International, 7.50%, 06/15/2017 144A	2,575,000	2,536,375

		4,103,325

Hotels, Restaurants & Leisure 3.4%
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 (p)	3,000,000	3,262,500
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	3,250,000	3,209,375
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	7,000,000	7,367,500
MGM MIRAGE, Inc., 9.75%, 06/01/2007	5,500,000	5,733,750
Seneca Gaming Corp., Ser. B, 7.25%, 05/01/2012	1,500,000	1,500,000
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	5,250,000	5,807,812

		26,880,937

Household Durables 0.9%
Hovnanian Enterprises, Inc., 7.75%, 05/15/2013	1,750,000	1,743,438
Standard Pacific Corp., 9.25%, 04/15/2012	3,000,000	3,105,000
Technical Olympic USA, Inc., 10.375%, 07/01/2012	2,000,000	2,060,000

		6,908,438

Media 8.5%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012 (p)	4,570,000	4,798,500
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	3,000,000	2,827,500
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012 (p)	4,425,000	4,436,062
Cinemark USA, Inc., 9.00%, 02/01/2013	5,000,000	5,375,000
CSC Holdings, Inc., 7.625%, 04/01/2011	1,800,000	1,840,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Dex Media East, LLC:
9.875%, 11/15/2009	$ 5,500,000	$5,885,000
12.125%, 11/15/2012	3,000,000	3,408,750
Houghton Mifflin Co.:
8.25%, 02/01/2011	6,125,000	6,370,000
Sr. Disc. Note, Step Bond, 0.00%, 10/15/2013 (+)	3,000,000	2,565,000
Mediacom Communications Corp., 9.50%, 01/15/2013 (p)	9,000,000	9,247,500
Paxson Communications Corp., FRN, 11.32%, 01/15/2013 144A	4,000,000	4,060,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	5,000,000	5,575,000
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	3,000,000	3,067,500
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	4,725,000	4,642,312
Visant Corp., 7.625%, 10/01/2012	3,035,000	3,027,413

		67,126,037

Multi-line Retail 0.8%
Neiman Marcus Group, Inc.:
9.00%, 10/15/2015 144A	3,000,000	3,202,500
10.375%, 10/15/2015 144A (p)	3,000,000	3,225,000

		6,427,500

Specialty Retail 1.2%
American Achievement Corp., 8.25%, 04/01/2012	1,845,000	1,881,900
Linens ‘n Things, Inc., 10.70%, 01/15/2014 144A (p)	1,750,000	1,780,625
United Auto Group, Inc., 9.625%, 03/15/2012	5,750,000	6,145,313

		9,807,838

Textiles, Apparel & Luxury Goods 2.4%
Levi Strauss & Co.:
9.75%, 01/15/2015 (p)	5,975,000	6,333,500
12.25%, 12/15/2012	2,750,000	3,121,250
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	6,000,000	6,315,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,172,500

		18,942,250

CONSUMER STAPLES 2.1%
Food & Staples Retailing 0.7%
Rite Aid Corp., 12.50%, 09/15/2006	5,725,000	5,882,438

Food Products 0.7%
Del Monte Foods Co., 8.625%, 12/15/2012	5,608,000	5,916,440

Personal Products 0.7%
Playtex Products, Inc., 8.00%, 03/01/2011	5,125,000	5,432,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY 8.7%
Energy Equipment & Services 2.9%
Dresser, Inc., 9.375%, 04/15/2011	$ 6,000,000	$6,270,000
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,675,000	1,700,125
Hanover Compressor Co., 8.75%, 09/01/2011	3,000,000	3,142,500
Parker Drilling Co., 9.625%, 10/01/2013 (p)	5,141,000	5,706,510
SESI, LLC, 8.875%, 05/15/2011 (h)	6,000,000	6,300,000

		23,119,135

Oil, Gas & Consumable Fuels 5.8%
ANR Pipeline Co., 8.875%, 03/15/2010	1,135,000	1,210,478
Chesapeake Energy Corp.:
6.875%, 01/15/2016	3,500,000	3,465,000
7.75%, 01/15/2015	6,925,000	7,184,687
El Paso Corp., 7.875%, 06/15/2012	3,000,000	3,120,000
El Paso Production Holding Co., 7.75%, 06/01/2013	4,500,000	4,663,125
Exco Resources, Inc., 7.25%, 01/15/2011	900,000	893,250
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	6,000,000	6,390,000
Plains Exploration & Production Co., 8.75%, 07/01/2012 (p)	5,501,000	5,844,812
Premcor Refining Group, Inc., 9.50%, 02/01/2013	2,650,000	2,919,767
Targa Resources, Inc., 8.50%, 11/01/2013 144A	2,900,000	2,950,750
Williams Cos.:
7.50%, 01/15/2031	2,850,000	2,921,250
8.125%, 03/15/2012	4,150,000	4,476,813

		46,039,932

FINANCIALS 4.3%
Consumer Finance 2.1%
CCH II Capital Corp., 10.25%, 09/15/2010	390,000	394,875
General Motors Acceptance Corp.:
5.625%, 05/15/2009 (p)	3,500,000	3,280,711
6.125%, 09/15/2006 (p)	3,000,000	2,976,645
Northern Telecom Capital Corp., 7.875%, 06/15/2026	3,000,000	2,962,500
Terra Capital, Inc., 11.50%, 06/01/2010 (h)	3,600,000	3,996,000
Triad Financial Corp., Ser. B, 11.125%, 05/01/2013	2,900,000	2,885,500

		16,496,231

Insurance 0.7%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 (p)	5,000,000	5,225,000

Real Estate 1.6%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	3,500,000	3,661,875
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	550,000	541,750
Saxon Capital, Inc., REIT, 12.00%, 05/01/2014 144A #	2,000,000	2,090,000
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	6,000,000	5,985,000

		12,278,625

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE 2.7%
Health Care Equipment & Supplies 0.8%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	$ 5,920,000	$6,142,000

Health Care Providers & Services 2.0%
HCA, Inc., 8.75%, 09/01/2010	7,050,000	7,670,957
IASIS Healthcare Corp., 8.75%, 06/15/2014	4,575,000	4,643,625
Select Medical Corp., 7.625%, 02/01/2015	3,500,000	3,176,250

		15,490,832

INDUSTRIALS 3.6%
Commercial Services & Supplies 1.8%
Allied Waste North America, Inc., 9.25%, 09/01/2012	7,000,000	7,577,500
NationsRent Companies, Inc., 9.50%, 10/15/2010	6,000,000	6,525,000

		14,102,500

Machinery 1.8%
Case New Holland, Inc., 9.25%, 08/01/2011	9,750,000	10,408,125
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	1,775,000	1,783,875
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	2,269,000	2,331,398

		14,523,398

INFORMATION TECHNOLOGY 2.8%
Electronic Equipment & Instruments 0.5%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	3,650,000	3,896,375

IT Services 1.5%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	9,450,000	10,135,125
10.25%, 08/15/2015 144A	1,750,000	1,890,000

		12,025,125

Software 0.8%
UGS Corp., 10.00%, 06/01/2012	5,740,000	6,299,650

MATERIALS 13.6%
Chemicals 4.2%
Equistar Chemicals, LP, 10.625%, 05/01/2011	5,700,000	6,241,500
Huntsman Advanced Materials, LLC, 11.625%, 10/15/2010	3,000,000	3,390,000
Huntsman International, LLC, 11.50%, 07/15/2012	6,300,000	7,245,000
Lyondell Chemical Co.:
9.50%, 12/15/2008	1,880,000	1,969,300
10.50%, 06/01/2013	3,960,000	4,450,050
11.125%, 07/15/2012	1,165,000	1,293,150
PQ Corp., 7.50%, 02/15/2013 144A	2,570,000	2,454,350
Tronox Worldwide, Inc., 9.50%, 12/01/2012 144A	6,125,000	6,461,875

		33,505,225

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 3.3%
Crown Holdings, Inc., 7.75%, 11/15/2015 144A	$ 5,300,000	$5,472,250
Graham Packaging Co., 9.875%, 10/15/2014 (p)	3,075,000	3,174,938
Graphic Packaging International, Inc., 9.50%, 08/15/2013 (p)	6,000,000	5,850,000
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013	4,300,000	4,439,750
8.75%, 11/15/2012	4,050,000	4,343,625
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	3,175,000	3,111,500

		26,392,063

Metals & Mining 4.0%
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	3,595,000	3,621,963
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	4,705,000	4,693,237
10.125%, 02/01/2010	1,450,000	1,562,375
Indalex Holding Corp., 11.50%, 02/01/2014 144A	7,000,000	6,877,500
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	4,350,000	4,621,875
United States Steel Corp., 10.75%, 08/01/2008	9,450,000	10,371,375

		31,748,325

Paper & Forest Products 2.1%
Boise Cascade, LLC, 7.125%, 10/15/2014 (p)	1,000,000	955,000
Bowater, Inc., 9.375%, 12/15/2021	3,000,000	3,090,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013	5,000,000	5,037,500
Georgia Pacific Corp.:
8.00%, 01/15/2024	1,670,000	1,674,175
8.125%, 05/15/2011	6,000,000	6,255,000

		17,011,675

TELECOMMUNICATION SERVICES 7.5%
Diversified Telecommunication Services 2.8%
Consolidated Communications, Inc., 9.75%, 04/01/2012	3,900,000	4,173,000
Insight Midwest, LP:
9.75%, 10/01/2009	3,750,000	3,871,875
10.50%, 11/01/2010	3,500,000	3,696,875
Qwest Communications International, Inc.:
7.875%, 09/01/2011	3,000,000	3,161,250
8.875%, 03/15/2012	5,250,000	5,775,000
Time Warner Telecom, Inc., 9.25%, 02/15/2014	1,500,000	1,605,000

		22,283,000

Wireless Telecommunication Services 4.7%
Alamosa Holdings, Inc.:
8.50%, 01/31/2012	1,500,000	1,614,375
11.00%, 07/31/2010	1,600,000	1,778,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services continued
American Cellular Corp., 10.00%, 08/01/2011	$ 2,500,000	$2,725,000
Centennial Communications Corp.:
10.00%, 01/01/2013	1,500,000	1,567,500
10.125%, 06/15/2013	4,000,000	4,395,000
Dobson Communications Corp.:
8.375%, 11/01/2011	1,500,000	1,597,500
8.875%, 10/01/2013 (p)	1,750,000	1,798,125
Horizon PCS, Inc., 11.375%, 07/15/2012	2,200,000	2,508,000
Rural Cellular Corp.:
8.25%, 03/15/2012	5,750,000	6,066,250
9.75%, 01/15/2010 (p)	3,125,000	3,238,281
Sprint Nextel Corp., Inc., Ser. D, 7.375%, 08/01/2015	6,000,000	6,268,338
UbiquiTel, Inc., 9.875%, 03/01/2011	1,500,000	1,653,750
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	1,500,000	1,687,500

		36,897,619

UTILITIES 5.3%
Electric Utilities 1.8%
Edison Mission Energy, 10.00%, 08/15/2008	5,250,000	5,676,562
Reliant Energy, Inc.:
9.25%, 07/15/2010 (p)	3,000,000	3,056,250
9.50%, 07/15/2013 (p)	5,500,000	5,610,000

		14,342,812

Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	4,000,000	4,189,648

Independent Power Producers & Energy Traders 3.0%
AES Corp., 9.00%, 05/15/2015 144A	6,800,000	7,446,000
Dynegy, Inc., 8.375%, 05/01/2016 144A	9,000,000	9,000,000
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	3,000,000	3,052,500
Mirant Corp., 7.375%, 12/31/2013 144A	4,425,000	4,463,719

		23,962,219

Total Corporate Bonds (cost $557,334,339)		562,231,279

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) 15.8%
CONSUMER DISCRETIONARY 0.3%
Auto Components 0.1%
TRW Automotive, Inc., 10.125%, 02/15/2013 EUR	704,000	993,876

Multi-line Retail 0.2%
Woolworths Group plc, 8.75%, 11/15/2006 GBP	750,000	1,403,135

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) continued
CONSUMER STAPLES 0.7%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	750,000	$1,479,682

Food & Staples Retailing 0.2%
Ahold USA, Inc., 5.875%, 03/14/2012 EUR	1,000,000	1,309,977

Tobacco 0.3%
Imperial Tobacco plc, 6.50%, 11/13/2008 GBP	1,500,000	2,814,472

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Transco plc, 7.00%, 12/15/2008 AUD	1,000,000	772,176

FINANCIALS 13.8%
Capital Markets 0.8%
Deutsche Bank AG, FRN, 3.83%, 08/09/2007 CAD	6,200,000	5,539,471
Morgan Stanley, FRN, 5.42%, 11/14/2013 GBP	510,000	929,454

		6,468,925

Commercial Banks 6.8%
BOS International Australia, 3.50%, 01/22/2007 CAD	5,000,000	4,435,837
DnB NOR ASA, FRN, 4.11%, 12/08/2008 CAD	4,000,000	3,565,694
Eurofima:
5.50%, 09/15/2009 AUD	2,400,000	1,796,924
6.50%, 08/22/2011 AUD	5,000,000	3,876,849
European Investment Bank:
4.00%, 04/15/2009 SEK	5,000,000	692,696
4.25%, 12/07/2010 GBP	1,950,000	3,456,948
FRN, 2.90%, 08/16/2013 GBP	800,000	1,663,376
MTN:
5.75%, 09/15/2009 AUD	5,470,000	4,131,345
8.00%, 10/21/2013 ZAR	58,430,000	9,997,429
Kreditanstalt für Wiederaufbau, 4.75%, 12/07/2010 GBP	3,790,000	6,852,893
Landwirtschaftliche Rentenbank, 6.00%, 09/15/2009 AUD	7,100,000	5,383,469
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	725,000	453,160
Rabobank Nederland:
4.25%, 01/05/2009 CAD	3,030,000	2,687,441
FRN, 4.02%, 06/18/2007 CAD	5,000,000	4,464,636

		53,458,697

Consumer Finance 1.6%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	2,360,000	3,288,978
General Electric Capital Corp., 5.25%, 12/10/2013 GBP	1,880,000	3,437,186
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	370,000	729,470
KfW International Finance, Inc., 6.25%, 12/17/2007 NZD	9,160,000	5,763,354

		13,218,988

Diversified Financial Services 0.2%
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	1,000,000	1,355,942

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) continued
FINANCIALS continued
Insurance 0.1%
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	1,000,000	$754,654

Thrifts & Mortgage Finance 4.3%
Canada Housing Trust, Ser. 5, 3.70%, 09/15/2008 CAD	6,280,000	5,535,856
Nykredit, 5.00%, 10/01/2035 DKK	80,888,836	13,489,573
Totalkredit, FRN, 3.07%, 01/01/2015 DKK	86,241,276	14,625,948

		33,651,377

INDUSTRIALS 0.2%
Machinery 0.2%
Harsco Corp., 7.25%, 10/27/2010 GBP	1,000,000	1,963,159

INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	1,800,000	2,602,529

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG, 6.25%, 12/09/2010 GBP	1,700,000	3,210,339

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $120,693,707)		125,457,928

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 17.1%
Australia, 4.00%, 08/20/2020 AUD #	12,627,000	14,312,809
Canada, 4.25%, 12/01/2026 CAD	10,955,188	14,009,492
Hong Kong, 4.76%, 06/18/2007 HKD	69,750,000	9,066,533
Hungary, 9.25%, 10/12/2007 HUF	1,740,300,000	8,606,512
Korea, 5.25%, 09/10/2015 KRW	2,850,000,000	3,023,783
Mexico, 10.00%, 12/05/2024 MXN	80,300,000	8,062,116
New Zealand:
6.00%, 04/15/2015 NZD	50,000	32,297
6.50%, 04/15/2013 NZD	6,606,000	4,372,643
Norway, 6.00%, 05/16/2011 NOK	81,865,000	14,544,037
Ontario Province:
4.50%, 04/17/2008 CAD	5,250,000	4,698,886
5.75%, 03/03/2008 NZD	5,000,000	3,124,447
Singapore, 3.625%, 07/01/2014 SGD	14,100,000	9,037,295
Sweden:
5.25%, 03/15/2011 SEK	70,000,000	10,221,222
5.50%, 10/08/2012 SEK	102,910,000	15,386,057
United Kingdom, 6.55%, 08/23/2011 GBP	3,491,000	16,952,934

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $136,435,701)		135,451,063

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes, 2.00%, 01/15/2016 (cost $8,523,537)	$ 8,805,720	8,515,756

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

		Principal
		Amount	Value

YANKEE OBLIGATIONS - CORPORATE 3.7%
CONSUMER DISCRETIONARY 0.8%
Media 0.8%
IMAX Corp., 9.625%, 12/01/2010 (p)		$ 6,000,000	$6,435,000

FINANCIALS 0.4%
Capital Markets 0.0%
UBS Luxembourg SA, FRN, 6.86%, 10/24/2006		260,000	262,704

Diversified Financial Services 0.4%
Ship Finance International, Ltd., 8.50%, 12/15/2013		3,455,000	3,256,338

INFORMATION TECHNOLOGY 0.7%
Electronic Equipment & Instruments 0.7%
Celestica, Inc.:
7.625%, 07/01/2013 (p)		2,250,000	2,261,250
7.875%, 07/01/2011 (p)		3,175,000	3,246,437

			5,507,687

MATERIALS 0.8%
Metals & Mining 0.8%
Novelis, Inc., 7.75%, 02/15/2015 144A		6,300,000	6,142,500

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.3%
Northern Telecom, Ltd., 6.875%, 09/01/2023		3,000,000	2,812,500

Wireless Telecommunication Services 0.7%
Rogers Wireless, Inc.:
7.50%, 03/15/2015		1,750,000	1,850,625
9.625%, 05/01/2011		3,000,000	3,412,500

			5,263,125

Total Yankee Obligations - Corporate (cost $29,761,825)			29,679,854

		Shares	Value

SHORT-TERM INVESTMENTS 16.2%
MUTUAL FUND SHARES 16.2%
Evergreen Institutional Money Market Fund ø ##		39,062,467	39,062,467
Navigator Prime Portfolio (pp)		88,839,912	88,839,912

Total Short-Term Investments (cost $127,902,379)			127,902,379

Total Investments (cost $1,264,419,579) 160.6%			1,271,651,290
Other Assets and Liabilities and Preferred Shares	(60.6)%		(479,970,467)

Net Assets Applicable to Common Shareholders	100.0%		$791,680,823

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

#	When-issued or delayed delivery security
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
HUF	Hungarian Forint
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
ZAR	South African Rand

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of April 30, 2006:

United States	78.0%
Canada	4.7%
Denmark	2.2%
Germany	2.1%
Sweden	2.0%
Luxembourg	1.8%
Australia	1.7%
United Kingdom	1.5%
Norway	1.4%
Netherlands	0.8%
Hong Kong	0.7%
Singapore	0.7%
Hungary	0.7%
Mexico	0.6%
New Zealand	0.3%
Switzerland	0.3%
Bermuda	0.3%
South Korea	0.2%

100.0%

The following table shows the percent of total investments (excluding collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2006:

AAA	43.4%
AA	2.3%
A	3.6%
BBB	0.5%
BB	13.0%
B	34.6%
CCC	2.6%

100.0%

The following table shows the percent of total investments (excluding collateral from securities on loan) by maturity as of
April 30, 2006:

Less than 1 year	4.5%
1 to 3 year(s)	17.7%
3 to 5 years	21.4%
5 to 10 years	48.9%
10 to 20 years	3.8%
20 to 30 years	3.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $1,225,357,112) including $87,175,114 of
securities loaned	$1,232,588,823
Investments in affiliated money market fund, at value (cost $39,062,467)	39,062,467

Total investments	1,271,651,290
Foreign currency, at value (cost $233,442)	240,024
Receivable for securities sold	15,084,031
Principal paydown receivable	1,688,331
Interest receivable	20,035,293
Unrealized gains on forward foreign currency exchange contracts	49,846
Receivable for closed forward foreign currency exchange contracts	2,609,564
Receivable for securities lending income	25,353
Unrealized gains on interest rate swap transactions	7,002,882

Total assets	1,318,386,614

Liabilities
Dividends payable	4,907,969
Payable for securities purchased	27,846,536
Unrealized losses on forward foreign currency exchange contracts	2,910,752
Payable for securities on loan	88,839,912
Payable for closed forward foreign currency exchange contracts	1,659,847
Advisory fee payable	53,763
Due to other related parties	4,888
Accrued expenses and other liabilities	105,672

Total liabilities	126,329,339

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 16,000 shares, including dividends
payable of $376,452	400,376,452

Net assets applicable to common shareholders	$791,680,823

Net assets applicable to common shareholders represented by
Paid-in capital	$797,278,329
Overdistributed net investment income	(1,040,889)
Accumulated net realized losses on investments	(6,945,213)
Net unrealized gains on investments	2,388,596

Net assets applicable to common shareholders	$791,680,823

Net asset value per share applicable to common shareholders
Based on $791,680,823 divided by 42,055,000 common shares issued and outstanding
(100,000,000 common shares authorized)	$18.82

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2006 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $8,868)	$36,835,645
Income from affiliate	436,703
Securities lending	165,649

Total investment income	37,437,997

Expenses
Advisory fee	3,241,985
Administrative services fee	294,726
Transfer agent fees	21,400
Trustees’ fees and expenses	12,753
Printing and postage expenses	70,843
Custodian and accounting fees	213,236
Professional fees	30,216
Auction agent fees	516,254
Other	24,341

Total expenses	4,425,754
Less: Expense reductions	(4,533)

Net expenses	4,421,221

Net investment income	33,016,776

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(1,602,496)
Foreign currency related transactions	(7,007,630)
Interest rate swap transactions	2,209,462

Net realized losses on investments	(6,400,664)
Net change in unrealized gains or losses on investments	10,014,437

Net realized and unrealized gains or losses on investments	3,613,773
Dividends to preferred shareholders from net investment income	(8,619,053)

Net increase in net assets applicable to common shareholders resulting from operations	$28,011,496

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006	Year Ended
	(unaudited)	October 31, 2005

Operations
Net investment income	$33,016,776	$ 62,690,379
Net realized gains or losses on investments	(6,400,664)	10,839,559
Net change in unrealized gains or losses on investments	10,014,437	(55,583,448)
Dividends to preferred shareholders from
Net investment income	(8,619,053)	(11,767,242)
Net realized gains	0	(119,516)

Net increase in net assets applicable to common shareholders
resulting from operations	28,011,496	6,059,732

Distributions to common shareholders from
Net investment income	(30,948,275)	(60,083,137)
Net realized gains	(626,620)	0

Total distributions applicable to common shareholders	(31,574,895)	(60,083,137)

Capital share transactions
Net proceeds from refund of preferred share offering expenses	0	141,091

Total decrease in net assets applicable to common shareholders	(3,563,399)	(53,882,314)
Net assets applicable to common shareholders
Beginning of period	795,244,222	849,126,536

End of period	$791,680,823	$ 795,244,222

Undistributed (overdistributed) net investment income	$(1,040,889)	$ 5,509,663

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Managed Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income consistent with limiting its overall exposure to domestic interest rate risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

g. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

i. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

j. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

k. Reclassifications

Certain amounts in previous years financial statements have been reclassified or recalculated to conform to the current year’s presentation.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.55% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets. For the six months ended April 30, 2006, the advisory fee was equivalent to 0.83% of the Fund’s average daily net assets applicable to common shareholders.

Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the foreign debt portion of the Fund and is paid by EIMC for its services to the Fund.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets.

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 common shares with no par value. For the six months ended April 30, 2006 and the year ended October 31, 2005, the Fund issued did not issue any common shares.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended April 30, 2006:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$152,486,835	$285,819,380	$111,605,505	$261,360,830

At April 30, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts to	U.S. Value at		U.S. Value at	Unrealized
Date	Receive	April 30, 2006	In Exchange for	April 30, 2006	Loss

06/26/2006	3,330,000,000 JPY	$29,524,592	176,643,768 DKK	$30,008,030	$483,438
06/26/2006	5,028,000,000 JPY	44,579,474	24,807,701 GBP	45,249,747	670,273
06/30/2006	3,397,888,000 JPY	30,143,259	41,600,000 AUD	31,558,545	1,415,286
06/30/2006	1,555,291,200 JPY	13,797,260	22,300,000 NZD	14,139,015	341,755

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts to	U.S. Value at		U.S. Value at	Unrealized
Date	Deliver	April 30, 2006	In Exchange for	April 30, 2006	Gain

06/26/2006	410,000,000 JPY	$3,635,160	21,691,974, DKK	$3,685,006	$49,846

During the six months ended April 30, 2006, the Fund loaned securities to certain brokers. At April 30, 2006, the value of securities on loan and the value of collateral (including accrued interest) amounted to $87,175,114 and $88,839,912, respectively.

At April 30, 2006, the Fund had the following open interest rate swap agreements:

	Notional		Cash Flows Paid	Cash Flows Received	Unrealized
Expiration	Amount	Counterparty	by the Fund	by the Fund	Gain

11/27/2006	$168,000,000	JPMorgan Chase & Co.	Fixed-2.79%	Floating-4.97%[1]	$2,392,024
11/26/2008	112,000,000	JPMorgan Chase & Co	Fixed-3.582%	Floating-4.97%[1]	4,610,858

1 This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of April 26, 2006 through May 26, 2006.

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $1,264,967,357. The gross unrealized appreciation and depreciation on securities based on tax cost was $302,295,462 and $295,611,529, respectively, with a net unrealized appreciation of $6,683,933.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. AUCTION MARKET PREFERRED SHARES

The Fund has issued 16,000 shares of Auction Market Preferred Shares (“Preferred Shares”) consisting of five series, each with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on each series of Preferred Shares are cumulative at a rate, which is reset based on the result of an auction. The annualized dividend rate was 4.35% during the six months ended April 30, 2006. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on each series of Preferred Shares through its most recent dividend payment date.

Each series of Preferred Shares is redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared). Each series of Preferred Shares is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared) if the requirement relating to the asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund’s common shares and will vote together with holders of common shares as a single class. Holders of Preferred Shares, voting as a separate class, are entitled to elect two of the Fund’s Trustees.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and Evergreen Services Company, LLC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

From time to time, EIMC is involved in various legal actions in the normal course of business. In EIMC’s opinion, it is not involved in any legal actions that will have a material effect on its ability to provide services to the Fund.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. SUBSEQUENT DISTRIBUTIONS

On April 21, 2006, the Fund declared distributions from net investment income of $0.1167 per common share payable on June 1, 2006 to shareholders of record on May 15, 2006.

On May 19, 2006, the Fund declared distributions from net investment income of $0.1167 per common share payable on July 3, 2006 to shareholders of record on June 14, 2006.

On June 16, 2006, the Fund declared distributions from net investment income of $0.1167 per common share payable on August 1, 2006 to shareholders of record on July 17, 2006.

These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION (unaudited)

The Annual Meeting of shareholders of the Fund was held on February 17, 2006. On December 15, 2005, the record date of the meeting, the Fund had 42,055,000 shares outstanding, of which 33,697,098 shares (80.13%) were represented at the meeting.

The votes recorded at the meeting were as follows:

Proposal 1— Election of Trustees:

	Shares	Shares
	voted	voted
	“For”	“Withheld”

Dr. Russell A. Salton, III	32,632,831	1,064,267
Richard K. Wagoner	32,635,816	1,061,282

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three year term concurrent with the class from which the Trustee is elected. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568263 rv4 6/2006

Item 2 - Code of Ethics

Not required for this filing.

Item 3 - Audit Committee Financial Expert

Not applicable at this time.

Items 4 – Principal Accountant Fees and Services

Not required for this filing.

Items 5 – Audit Committee of Listed Registrants

Not required for this filing.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If applicable/not applicable at this time.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Managed Income Fund

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 5, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: July 5, 2006